Intangible Assets, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Patents, useful life	10 years
Amortization expense related to intangible assets	$ 110	$ 98	$ 91